Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Income and Expenses [Abstract]
Gain on disposal of property, plant and equipment	$ 237	$ 0	$ 5
Government subsidies	75	227	16
Gain from investment in financial instruments	75	83	45
Other gains	93	125	42
Other income, net	$ 480	$ 435	$ 108